Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

March 31, 2019

VIPCAP-QTLY-0519
1.814640.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 1.1%
CSL Ltd.	24,490	$3,389,836
Bailiwick of Jersey - 0.9%
Experian PLC	105,400	2,852,691
Belgium - 0.9%
Umicore SA	63,794	2,833,097
Bermuda - 0.9%
Credicorp Ltd. (United States)	11,400	2,735,430
Brazil - 2.7%
BM&F BOVESPA SA	351,200	2,881,107
Equatorial Energia SA	135,800	2,774,720
Rumo SA (a)	576,100	2,817,709

TOTAL BRAZIL		8,473,536

Canada - 5.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,700	3,104,384
Brookfield Asset Management, Inc.	67,300	3,139,545
Canadian National Railway Co.	39,500	3,536,038
Canadian Pacific Railway Ltd.	14,500	2,987,563
Constellation Software, Inc.	3,350	2,838,983
Waste Connection, Inc. (Canada)	29,850	2,644,026

TOTAL CANADA		18,250,539

Cayman Islands - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	33,730	6,154,039
Shenzhou International Group Holdings Ltd.	200,800	2,690,993
TAL Education Group ADR (a)	78,200	2,821,456
Tencent Holdings Ltd.	142,050	6,532,567

TOTAL CAYMAN ISLANDS		18,199,055

China - 1.0%
Kweichow Moutai Co. Ltd. (A Shares)	23,942	3,046,197
Denmark - 1.8%
DONG Energy A/S (b)	36,800	2,789,001
DSV de Sammensluttede Vognmaend A/S	33,400	2,762,172

TOTAL DENMARK		5,551,173

France - 10.3%
Dassault Systemes SA	20,000	2,978,246
Hermes International SCA	4,330	2,856,992
Kering SA	5,750	3,297,272
L'Oreal SA	13,440	3,619,276
LVMH Moet Hennessy - Louis Vuitton SA	11,521	4,243,573
Orpea	22,900	2,748,624
Pernod Ricard SA	17,000	3,051,160
Safran SA	24,100	3,303,164
SR Teleperformance SA	14,600	2,623,684
VINCI SA	35,060	3,411,401

TOTAL FRANCE		32,133,392

Germany - 7.1%
adidas AG	12,973	3,152,063
Deutsche Borse AG	23,000	2,949,051
Deutsche Wohnen AG (Bearer)	58,600	2,841,705
SAP SE	37,400	4,323,609
Symrise AG	29,200	2,630,890
Vonovia SE	57,100	2,960,480
Wirecard AG	25,900	3,245,256

TOTAL GERMANY		22,103,054

Hong Kong - 1.4%
AIA Group Ltd.	435,800	4,357,900
India - 4.0%
HDFC Bank Ltd.	83,975	2,821,361
Housing Development Finance Corp. Ltd.	123,455	3,512,182
Kotak Mahindra Bank Ltd.	141,647	2,732,210
Reliance Industries Ltd.	184,163	3,628,824

TOTAL INDIA		12,694,577

Indonesia - 0.9%
PT Bank Central Asia Tbk	1,416,900	2,761,164
Ireland - 2.6%
Accenture PLC Class A	15,300	2,693,106
Kerry Group PLC Class A	25,830	2,882,993
Kingspan Group PLC (Ireland)	56,600	2,619,641

TOTAL IRELAND		8,195,740

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	22,500	2,756,475
Italy - 0.9%
Amplifon SpA	139,416	2,713,365
Japan - 5.8%
Hoya Corp.	44,800	2,954,464
Kao Corp.	40,000	3,157,066
Keyence Corp.	5,808	3,614,344
OBIC Co. Ltd.	27,300	2,748,967
Recruit Holdings Co. Ltd.	106,500	3,053,404
Relo Group, Inc.	90,900	2,550,744

TOTAL JAPAN		18,078,989

Netherlands - 5.5%
ASML Holding NV (Netherlands)	20,100	3,777,789
Ferrari NV	20,500	2,748,007
Interxion Holding N.V. (a)	40,138	2,678,409
Unilever NV (Certificaten Van Aandelen) (Bearer)	87,000	5,072,224
Wolters Kluwer NV	41,432	2,821,114

TOTAL NETHERLANDS		17,097,543

Philippines - 0.8%
SM Prime Holdings, Inc.	3,456,300	2,617,813
South Africa - 3.1%
Capitec Bank Holdings Ltd.	28,809	2,695,442
FirstRand Ltd.	628,300	2,741,594
Naspers Ltd. Class N	17,990	4,192,419

TOTAL SOUTH AFRICA		9,629,455

Spain - 1.0%
Amadeus IT Holding SA Class A	39,830	3,190,102
Sweden - 1.8%
Hexagon AB (B Shares)	54,000	2,822,180
Swedish Match Co. AB	55,600	2,834,031

TOTAL SWEDEN		5,656,211

Switzerland - 5.8%
Givaudan SA	1,114	2,846,112
Nestle SA (Reg. S)	73,500	7,008,255
Partners Group Holding AG	3,740	2,719,317
Sika AG	20,282	2,833,268
Temenos Group AG	19,117	2,818,354

TOTAL SWITZERLAND		18,225,306

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	138,700	5,681,152
United Kingdom - 8.4%
Bunzl PLC	83,858	2,765,472
Compass Group PLC	132,801	3,124,597
Croda International PLC	40,300	2,644,382
Diageo PLC	97,696	3,997,922
Halma PLC	124,061	2,701,672
InterContinental Hotel Group PLC	44,171	2,655,033
London Stock Exchange Group PLC	44,900	2,777,337
RELX PLC (London Stock Exchange)	150,744	3,222,864
Rentokil Initial PLC	556,500	2,560,766

TOTAL UNITED KINGDOM		26,450,045

United States of America - 14.4%
Adobe, Inc. (a)	10,300	2,744,847
Becton, Dickinson & Co.	10,800	2,697,084
Boston Scientific Corp. (a)	68,500	2,629,030
Crown Castle International Corp.	20,200	2,585,600
Fiserv, Inc. (a)	29,500	2,604,260
HEICO Corp. Class A	32,900	2,765,574
Marsh & McLennan Companies, Inc.	26,700	2,507,130
MasterCard, Inc. Class A	11,290	2,658,231
Microsoft Corp.	22,700	2,677,238
Moody's Corp.	14,600	2,643,914
NextEra Energy, Inc.	13,400	2,590,488
Salesforce.com, Inc. (a)	17,000	2,692,290
Stryker Corp.	12,900	2,548,008
Thermo Fisher Scientific, Inc.	10,000	2,737,200
TransDigm Group, Inc. (a)	5,720	2,596,823
UnitedHealth Group, Inc.	10,380	2,566,559
Visa, Inc. Class A	17,380	2,714,582

TOTAL UNITED STATES OF AMERICA		44,958,858

TOTAL COMMON STOCKS
(Cost $240,537,287)		304,632,695

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Itau Unibanco Holding SA sponsored ADR
(Cost $2,856,434)	370,950	3,268,070

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.48% (c)
(Cost $6,806,681)	6,805,320	6,806,681
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $250,200,402)		314,707,446
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,073,693)
NET ASSETS - 100%		$312,633,753

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,789,001 or 0.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,042
Fidelity Securities Lending Cash Central Fund	53,849
Total	$72,891

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.